ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the allowance by loan category as of December 31 were as follows:

	2021
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679
Purchase accounting ACL for PCD	0	17	0	0	0	0	0	0	17
Provision for credit losses	6,606	621	(8,367)	(14,689)	(2,436)	(2,376)	65	1,552	(19,024)
Gross charge-offs	(15,620)	0	(1,498)	(13,471)	(127)	(1,073)	(334)	(780)	(32,903)
Recoveries	1,612	0	3	4,785	228	1,223	151	221	8,223
Total net charge-offs	(14,008)	0	(1,495)	(8,686)	101	150	(183)	(559)	(24,680)
Ending allowance for credit losses	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992

	2020
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650
Impact of adopting ASC 326	9,901	118	11,579	24,118	5,490	8,430	801	1,068	$61,505
Provision for credit losses	25,407	758	7,759	38,936	(2,122)	(939)	12	985	70,796
Gross charge-offs	(5,345)	(852)	0	(12,100)	(488)	(1,541)	(148)	(885)	(21,359)
Recoveries	2,907	0	17	2,262	381	1,132	158	230	7,087
Total net charge-offs	(2,438)	(852)	17	(9,838)	(107)	(409)	10	(655)	(14,272)
Ending allowance for credit losses	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679

	2019
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542
Provision for credit losses	23,631	3	(1,100)	5,107	739	695	2	1,521	30,598
Gross charge-offs	(26,676)	(162)	0	(3,689)	(677)	(2,591)	(223)	(1,547)	(35,565)
Recoveries	2,883	0	68	1,113	273	1,335	251	152	6,075
Total net charge-offs	(23,793)	(162)	68	(2,576)	(404)	(1,256)	28	(1,395)	(29,490)
Ending allowance for credit losses	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650